Annual Fund Operating Expenses - Xtrackers MSCI EAFE Selection Equity ETF - Xtrackers MSCI EAFE Selection Equity ETF	Aug. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%

[1]	“Management fee” is restated to reflect the fund’s new management fee rate effective September 14, 2026.